CONVERTIBLE DEBT (Schedule of Changes of Long-term Convertible Debt) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Convertible Debt [Roll Forward]
Balance at the beginning of period		$ 21,862	$ 28,371
Change in fair value
Balance at the end of period		16,693	21,862
Series L Convertible Bonds [Member]
Convertible Debt [Roll Forward]
Balance at the beginning of period	[1]	29,526	35,926
Change in accrued interest		1,344	1,586
Change in fair value		3,785	1,350
Payment of interest		(1,401)	(1,716)
Payment of principal		(7,901)	(7,620)
Balance at the end of period		25,353	$ 29,526	[1]
2018		8,277
2019		8,278
2020		8,277
Fair value of principal payments		$ 24,832

[1]	include accrued interest of $376 and $313 as of December 31, 2016 and 2017, respectively